RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Details) - Lessee, Operating Lease, Disclosure - USD ($)	Feb. 28, 2021	May 31, 2020	Jun. 01, 2019	May 31, 2019
Lessee, Operating Lease, Disclosure [Abstract]
Right to use assets	$ 1,136,695	$ 1,403,429	$ 2,703,821	$ 0
Amount amortized	$ (1,567,126)	$ (1,300,392)